Risk and Capital Management - Summary of Sensitivity Analysis Presented in Relation to Insurance Operations Demonstrate Impact on Cash Flows Market Value (Detail) R$ in Millions	12 Months Ended
	Dec. 31, 2019 BRL (R$)	Dec. 31, 2018 BRL (R$)
Disclosure of sensitivity analysis market risk [Line Items]
Account balance	R$ 17,712	R$ 17,015
DV01		0
Indexed to PRE [Member]
Disclosure of sensitivity analysis market risk [Line Items]
DV01		0.01
Under agreements to resell [Member]
Disclosure of sensitivity analysis market risk [Line Items]
DV01		0
BTU [Member]
Disclosure of sensitivity analysis market risk [Line Items]
Account balance	R$ 152	R$ 179
DV01	0.04	0.08
PDBC [Member]
Disclosure of sensitivity analysis market risk [Line Items]
Account balance	R$ 0	R$ 77
DV01	0	0.02
Indexed to CLP [Member]
Disclosure of sensitivity analysis market risk [Line Items]
Account balance	R$ 79	R$ 128
DV01		0
Indexed to CLF [Member]
Disclosure of sensitivity analysis market risk [Line Items]
Account balance	6	R$ 10
DV01		0
Indexed to DOLLAR [Member]
Disclosure of sensitivity analysis market risk [Line Items]
Account balance	0	R$ 2
DV01		0
Shares [member]
Disclosure of sensitivity analysis market risk [Line Items]
Account balance	6
DV01		0
Postfixed assets [Member]
Disclosure of sensitivity analysis market risk [Line Items]
Account balance	2,297	R$ 2,043
DV01		0
Currency, commodities, and ratios [Member] | NTN-C [Member]
Disclosure of sensitivity analysis market risk [Line Items]
Account balance	R$ 5,495	R$ 5,096
DV01	(2.57)	(2.52)
Currency, commodities, and ratios [Member] | NTN-B [Member]
Disclosure of sensitivity analysis market risk [Line Items]
Account balance	R$ 8,675	R$ 6,069
DV01	(9.42)	(7.77)
Currency, commodities, and ratios [Member] | Indexed to IPCA [Member]
Disclosure of sensitivity analysis market risk [Line Items]
Account balance	R$ 83	R$ 130
DV01	(0.01)	(0.03)
Currency, commodities, and ratios [Member] | Indexed to PRE [Member]
Disclosure of sensitivity analysis market risk [Line Items]
Account balance	R$ 142	R$ 4
Currency, commodities, and ratios [Member] | Under agreements to resell [Member]
Disclosure of sensitivity analysis market risk [Line Items]
Account balance	R$ 777	R$ 3,277